Provision for Income Taxes	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Provision for Income Taxes

NOTE 9 – PROVISION FOR INCOME TAXES

	Three months ended September 30,
	2013	2012
Current income tax expense	$802,472	$714,072
Deferred income tax benefit	(150,637)	(374,068)

Income tax expense	$651,835	$340,004

Tax years which remain subject to examination by federal and state authorities are the years ended June 30, 2010 through June 30, 2013.

NOTE 10 – PROVISION FOR INCOME TAXES

	June 30, 2013	June 30, 2012
Current deferred tax assets:
Allowance for doubtful accounts	$549,345	$498,435
Accruals	243,130	185,796
Deferred rent	116,089	—

Total current deferred tax assets	$908,564	$684,231

Long-term deferred tax assets (liabilities):
Share-based compensation	$580,202	$431,009
Fixed asset basis differences	(387,526)	(483,486)
Goodwill deductible for tax purposes	384,349	459,554
Intangibles	(958,812)	(493,345)
Deferred rent	413,726	258,598
Other, net	(105,372)	(139,071)

Net long-term deferred tax assets (liabilities)	$(73,433)	$33,259

Income tax expense attributable to operations is as follows:

	Year ended June 30, 2013	Year ended June 30, 2012
Current:
Federal	$2,186,852	$1,374,450
State	484,575	161,700
Deferred:
Federal	(268,663)	(54,865)
State	(31,606)	(6,465)

Net income tax expense	$2,371,158	$1,474,820

The following table reconciles income taxes based on the U.S. statutory tax rate to the Company’s income tax expense:

	Year ended June 30, 2013	Year ended June 30, 2012
Tax expense at statutory rate	$2,048,307	$1,147,912
Permanent differences	34,825	29,939
Change in income taxes due to IRS audit	—	59,013
State income taxes	298,960	162,235
Other	(10,934)	75,721

Net income tax expense	$2,371,158	$1,474,820

Tax years which remain subject to examination by federal and state authorities are the years ended June 30, 2010 through June 30, 2013.